Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of company’s major subsidiaries and VIEs
Name of subsidiaries and VIE	Date of establishment / acquisition	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
Lianwai Investment Co., Ltd. (“Lianwai investment”)	Established on September 11, 2018	BVI	100%	Investment holding
Hong Kong Mengxiang Education Development Group Limited (“HK Mengxiang”)	Established on September 20, 2018	Hong Kong	100%	Investment holding
Zhejiang Mengxiang Consulting Services Co., Ltd. (“Liandu WFOE”)	Established on October 10, 2018	PRC	100%	Investment holding
Variable Interest Entities (“VIEs”)
Zhejiang Lishui Mengxiang Education Development Company Limited (“Lishui Mengxiang VIE”)	Established on August 20, 2001	PRC	100%	Operation of Liandu Foreign Language School
Qingtian Overseas Chinese International School (“Qingtian International School”)	Acquired on August 31, 2021	PRC	100%	Operation of high school
Langfang City Rail Transit Technical School (“Langfang School”)	Acquired on January 1, 2022	PRC	100%	Operation of vocational education
Beijing Chuangmei Weiye Enterprise Management Co., Ltd. (“Chuangmei Weiye”)	Acquired on January 1, 2022	PRC	100%	Comprehensive human resources service
Hainan Jiangcai Vocational Skills Training School Co. Ltd. (“Hainan Jiangcai”)	Acquired on January 1, 2022	PRC	100%	Operation of vocational education

Schedule of consolidated financial statements
	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(g))
ASSETS
Current assets:
Cash	1,453,323	33,364,634	4,837,417
Amounts due from inter-company entities	51,536,540	57,331,944	8,312,351
Prepayments and other current assets	100,990,604	79,871,947	11,580,344
Accounts receivable, net	-	430,960	62,483
Inventories	-	7,148	1,036
Total current assets	153,980,467	171,006,633	24,793,631
Non-current assets:
Property and equipment, net	164,037,622	159,247,545	23,088,724
Land use rights, net	36,767,329	35,820,632	5,193,503
Intangible assets, net	6,667	1,666	242
Goodwill	26,644,407	70,369,837	10,202,667
Deferred tax assets	-	2,349,291	340,615
Right-of-use assets	-	7,580,536	1,099,074
Total non-current assets	227,456,025	275,369,507	39,924,825
Total assets	381,436,492	446,376,140	64,718,456
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Short-term borrowings	77,000,000	67,500,000	9,786,580
Accounts payable	741,169	960,213	139,218
Deferred revenue, current	1,204,033	8,640,036	1,252,687
Salary and welfare payable	2,007,834	3,310,211	479,935
Amounts due to a related party	323,400	323,400	46,889
Tax payable	628,081	842,274	122,118
Income tax payable	-	57,831	8,385
Amount due to inter-company entities	16,754,595	35,000,000	5,074,523
Accrued liabilities and other current liabilities	16,708,810	17,694,499	2,565,460
Amounts due to Affected Entity, current	288,261,447	21,225,707	3,077,438
Long-term loans and borrowings, current	-	3,925,000	569,072
Operating lease liabilities, current	-	3,866,910	560,649
Total current liabilities	403,629,369	163,346,081	23,682,954
Non-current liabilities
Amounts due to Affected Entities, non-current	-	194,552,414	28,207,449
Operating lease liabilities, non-current	-	3,558,380	515,917
Long-term loans and borrowings, non-current	-	1,606,250	232,884
Total non-current liabilities	-	199,717,044	28,956,250
Total liabilities	403,629,369	363,063,125	52,639,204

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(g))
Net revenues from continuing operations	17,070,602	20,112,033	45,924,957	6,658,493
Net revenues from discontinued operation	154,160,699	102,006,339	-	-
Net income/(loss) from continuing operations	7,894,293	(467,382)	(6,777,710)	(982,676)
Net income/(loss) from discontinued operation	29,638,700	(244,068,780)	-	-
Net cash provided by operating activities	47,477,961	29,764,431	43,586,442	6,319,440
Net cash provided by/(used in) investing activities	19,424,757	(153,593,942)	(456,381)	(66,169)
Net cash (used in)/provided by financing activities	(81,928,356)	115,671,061	(11,218,750)	(1,626,566)
Net changes in cash	(15,025,638)	(8,158,450)	31,911,311	4,626,705